UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: FEBRUARY 28

Date of reporting period: MARCH 1, 2017 – FEBRUARY 28, 2018

(Annual Shareholder Report)

Item 1.	Reports to Shareholders

AMG Funds

February 28, 2018

AMG Systematic Mid Cap Value Fund

Class N: SYAMX Class I: SYIMX

amgfunds.com	022818	AR004

AMG Funds
Annual Report — February 28, 2018

TABLE OF CONTENTS	PAGE
LETTER TO SHAREHOLDERS	2

ABOUT YOUR FUND’S EXPENSES	3

PORTFOLIO MANAGER’S COMMENTS, FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	10

Balance sheet, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	12

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal year

Statements of Changes in Net Assets	13

Detail of changes in assets for the past two fiscal years

Financial Highlights	14

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	16

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	21

OTHER INFORMATION	22

TRUSTEES AND OFFICERS	23

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Shareholder:

The fiscal year ended February 28, 2018, was a strong period for equity markets as the health of the global economy improved and positive investor sentiment stretched the U.S. bull market into its ninth year. The S&P 500® Index, a widely followed barometer of the U.S. equity market, returned 17.10% during the last 12 months. By comparison, small cap stocks underperformed large caps with a 10.51% return, as measured by the Russell 2000® Index.

Equities notched record highs throughout 2017 amidst the backdrop of low volatility, strong corporate earnings, improving global economic growth and the passage of sweeping tax reform. The past year also marked a turning point for the broader global economy as growth accelerated in a more coordinated fashion around the world and commodity prices recovered. However, the upward trend abruptly reversed course early in 2018 when investors questioned elevated valuations, higher expected inflation and rising interest rates, which precipitated a sharp correction in U.S. equities.

In total, six out of eleven sectors of the S&P 500 Index were positive during the last 12 months; however, there was significant dispersion in performance across sectors. Information technology and consumer discretionary stocks led the Index with returns of 36.25% and 22.12%, respectively, while companies within the telecommunication services and real estate sector were the largest laggards with returns of (5.09)% and (3.02)%, respectively. Growth stocks significantly outperformed value throughout the period and ended the fiscal year with returns of 26.11% and 7.75% for the Russell 1000® Growth and Russell 1000® Value Indexes, respectively. International equities outperformed domestic equities for the first time in several years as the global economy picked up and international returns were boosted by a weaker U.S. Dollar with the MSCI All Country World ex-USA Index returning 21.63% during the fiscal year. Meanwhile, emerging markets had their strongest returns since 2009 with a 30.51% return for the MSCI Emerging Markets Index.

Rising interest rates late in the fiscal year quickly eroded the returns for bonds, leading to a scant 0.51% return for the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond market performance. The 10-year U.S. Treasury note increased 51 basis points during the fiscal year to yield 2.87% as the Federal Reserve continued to normalize monetary policy. Investment grade corporates outperformed securitized credits and Treasuries with returns of 2.20%, 0.21% and (0.56)%, respectively. Bond investors willing to accept more credit risk were rewarded with higher returns as high yield bonds performed strongly and credit spreads tightened over most of the fiscal year. The Bloomberg Barclays U.S. Corporate High Yield Index ended the period with a 4.18% return.

AMG Funds appreciates the privilege of providing investment tools to you and your clients. Our foremost goal is to provide investment solutions that help our shareholders successfully reach their long-term investment goals. AMG Funds provides access to a distinctive array of actively managed return-oriented investment strategies. We thank you for your continued confidence and investment in AMG Funds. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

Respectfully,

Keitha Kinne

President

AMG Funds

Average Annual Total Returns		Periods ended February 28, 2018*
Stocks:		1 Year	3 Years	5 Years
Large Caps	(S&P 500® Index)	17.10%	11.14%	14.73%
Small Caps	(Russell 2000® Index)	10.51%	8.55%	12.19%
International	(MSCI All Country World ex-USA Index)	21.63%	6.24%	6.31%

Bonds:
Investment Grade	(Bloomberg Barclays U.S. Aggregate Bond Index)	0.51%	1.14%	1.71%
High Yield	(Bloomberg Barclays U.S. Corporate High Yield Index)	4.18%	5.19%	5.33%
Tax-exempt	(Bloomberg Barclays Municipal Bond Index)	2.50%	2.22%	2.57%
Treasury Bills	(ICE BofAML 6-Month U.S. Treasury Bill Index)	1.00%	0.66%	0.46%

*	Source: Factset. Past performance is no guarantee of future results.

About Your Fund’s Expenses

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended February 28, 2018	Expense Ratio for the Period	Beginning Account Value 09/01/17	Ending Account Value 02/28/18	Expenses Paid During the Period*
AMG Systematic Mid Cap Value Fund
Based on Actual Fund Return
Class N	1.12%	$1,000	$1,096	$5.82
Class I	0.87%	$1,000	$1,098	$4.53

Based on Hypothetical 5% Annual Return
Class N	1.12%	$1,000	$1,019	$5.61
Class I	0.87%	$1,000	$1,020	$4.36

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

AMG Systematic Mid Cap Value Fund
Portfolio Manager’s Comments (unaudited)

THEYEARINREVIEW

For the fiscal year ending February 28, 2018, the AMG Systematic Mid Cap Value Fund (Class I shares) (the “Fund”) returned 10.17%, compared to the Russell Midcap® Value Index’s (the “Index”) return of 5.47% for the same period.

The Fund’s strong performance was achieved amid a generally constructive equity market, although a temporary correction in stocks late in the fiscal year did lower absolute returns. The domestic political environment dominated trading throughout the fiscal year, while firming global economic conditions underpinned an expansion in stock valuations. The market’s advance was by no means linear in nature. The fiscal year began with a resetting of investor expectations after a hotly contested presidential election ushered in unrealistic optimism with respect to the scale and timing of the new administration’s economic agenda. Indeed, political gridlock persisted in Washington through the summer, causing equity market consolidation and heightened risk aversion. In the final months of the year, however, the passage of tax reform spurred a furious market rally. Eventually, early in the new calendar year, investors began to reassess valuations in a rising interest rate regime, and stocks sharply corrected.

In this market environment, most of the quantitative factors we utilize in our stock-selection process showed very strong efficacy. Our focus on companies seeing positive estimate revisions and improving earnings dynamics was especially well rewarded during the fiscal year. Whereas earlier in this economic cycle the Fund’s relative performance was challenged by Wall Street’s embrace of deeper-value stock attributes like high yield and low share-price volatility, investors are again assessing underlying company fundamentals. That has provided a tailwind for the Fund’s earnings and catalyst-driven investment approach. Meanwhile, our multi-factor valuation methodology was also highly effective during the fiscal year, in both identifying winners and avoiding losers.

From an attribution standpoint, stock selection had a significant positive impact on the Fund’s performance relative to the Index. Selection in the information technology and consumer discretionary sectors was the most additive to the Fund’s relative performance, while the Fund’s industrials and energy stocks underperformed versus the Index. Sector allocation also contributed nicely to our outperformance relative to the Index. An overweight to the information technology sector positively impacted relative results, while an overweight to energy detracted from returns against the Index.

The passage of tax reform should enhance the domestic economy’s momentum in 2018. As the markets have noted, the latter could precipitate some inflation, which had been stubbornly low this cycle. The return of moderate inflation could actually be positive for some stocks, and may bode well for the Fund’s relative returns. To be sure, pockets of overvaluation remain among high-dividend and low-volatility stocks, and the return of inflation could further pressure interest rates and intensify underperformance in these areas. The Fund is underexposed to these particular risks, and we expect this fundamental-focused portfolio to benefit from a sustained rotation out of these overvalued segments. Given extended market valuations, we believe overall returns could moderate in fiscal 2018, but we are still seeing plenty of good investment opportunities. The Fund has historically done well, on a relative basis, in such low-return market environments.

This commentary reflects the viewpoints of Systematic Financial Management, L.P., as of February 28, 2018 and is not intended as a forecast or guarantee of future results and is subject to change without notice.

AMG Systematic Mid Cap Value Fund
Portfolio Manager’s Comments (continued)

CUMULATIVE TOTAL RETURN PERFORMANCE

AMG Systematic Mid Cap Value Fund’s cumulative total return is based on the daily change in net asset value (NAV), and assumes that all dividends and distributions were reinvested. This graph compares a hypothetical $10,000 investment made in the AMG Systematic Mid Cap Value Fund’s Class I shares on February 29, 2008, to a $10,000 investment made in the Russell Midcap® Value Index for the same time period. The graph and table do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares. The listed returns for the Fund are net of expenses and the returns for the index exclude expenses. Total returns would have been lower had certain expenses not been reduced.

The table below shows the average annual total returns for the AMG Systematic Mid Cap Value Fund and the Russell Midcap® Value Index for the same time periods ended February 28, 2018.

[3] The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[4] Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[5] The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[6] Effective June 23, 2017, Class S shares were converted to Class I shares.

[7] The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. Unlike the Fund, The Russell Midcap® Value Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell Midcap® Value Index is a trademark of the London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

Average Annual Total Returns[1]	One Year	Five Years	Ten Years

AMG Systematic Mid Cap Value Fund[2,3,4,5]
Class N	9.87%	10.06%	8.23%
Class I6	10.17%	10.36%	8.52%

Russell Midcap® Value Index[7]	5.47%	12.03%	9.67%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.835.3879 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

[1] Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of February 28, 2018. All returns are in U.S. dollars ($).

[2] From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

AMG Systematic Mid Cap Value Fund
Fund Snapshots (unaudited)
February 28, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Financials	18.2
Industrials	11.5
Consumer Discretionary	11.4
Real Estate	10.7
Energy	9.9
Materials	8.5
Information Technology	8.3
Health Care	8.3
Utilities	7.1
Consumer Staples	4.5
Short-Term Investments*	1.2
Other Assets Less Liabilities**	0.4

*	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
**	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Citizens Financial Group, Inc.	3.4
Entergy Corp.	2.6
Energen Corp.	2.5
WPX Energy, Inc.	2.3
Comerica, Inc.	2.2
Terex Corp.	2.1
Liberty Property Trust	2.1
The Hartford Financial Services Group, Inc.	1.8
Caesars Entertainment Corp.	1.8
Aptiv PLC (United Kingdom)	1.8

Top Ten as a Group	22.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Systematic Mid Cap Value Fund
Schedule of Portfolio Investments
February 28, 2018

	Shares	Value
Common Stocks - 98.4%
Consumer Discretionary - 11.4%
Aptiv PLC (United Kingdom)	15,610	$1,425,661
Burlington Stores, Inc.*	4,375	536,550
Caesars Entertainment Corp.*	115,550	1,467,485
The Children’s Place, Inc.[1]	5,055	719,327
Darden Restaurants, Inc.	8,965	826,483
Foot Locker, Inc.	22,365	1,026,777
Lions Gate Entertainment Corp., Class B*	7,985	214,317
Meredith Corp.	5,575	319,448
Michael Kors Holdings, Ltd. (United Kingdom)*	9,575	602,555
PVH Corp.	5,166	745,350
Ralph Lauren Corp.	5,520	584,237
Toll Brothers, Inc.	11,870	520,262
Wolverine World Wide, Inc.	10,285	301,145
Total Consumer Discretionary		9,289,597
Consumer Staples - 4.5%
Nomad Foods, Ltd. (United Kingdom)*	62,760	1,028,636
Pinnacle Foods, Inc.	11,135	600,845
Post Holdings, Inc.*	6,850	519,093
Tyson Foods, Inc., Class A	8,415	625,908
US Foods Holding Corp.*	26,845	896,354
Total Consumer Staples		3,670,836
Energy - 9.9%
Arch Coal, Inc., Class A	7,450	713,039
Devon Energy Corp.	23,240	712,771
Energen Corp.*	37,330	2,042,324
McDermott International, Inc.*	76,915	561,480
Precision Drilling Corp. (Canada)*	401,410	1,264,441
SM Energy Co.[1]	47,490	870,967
WPX Energy, Inc.*	132,085	1,866,361
Total Energy		8,031,383
Financials - 18.2%
Athene Holding, Ltd., Class A*	15,970	753,944
Citizens Financial Group, Inc.	63,345	2,754,874
CNA Financial Corp.	20,275	1,035,241
Comerica, Inc.	18,605	1,808,778
E*TRADE Financial Corp.*	13,060	682,124
FNB Corp.	58,275	817,015
The Hartford Financial Services Group, Inc.	27,995	1,479,536
KeyCorp	38,070	804,419
Lazard, Ltd., Class A	23,365	1,261,009
Loews Corp.	19,985	985,860

	Shares	Value
Old Republic International Corp.	38,750	$776,163
Stifel Financial Corp.	11,685	746,321
Synchrony Financial	15,925	579,511
Unum Group	6,270	319,519
Total Financials		14,804,314
Health Care - 8.3%
Allscripts Healthcare Solutions, Inc.*	72,795	1,009,667
Baxter International, Inc.	4,875	330,476
Encompass Health Corp.	13,280	707,293
Hill-Rom Holdings, Inc.	7,585	634,561
Humana, Inc.	4,990	1,356,382
ICON PLC (Ireland)*	4,100	464,571
Jazz Pharmaceuticals PLC (Ireland)*	3,685	533,588
PerkinElmer, Inc.	4,145	316,429
Perrigo Co. PLC (Ireland)	9,695	789,755
QIAGEN, N.V. (Netherlands)*	17,495	589,581
Total Health Care		6,732,303
Industrials - 11.5%
CNH Industrial N.V. (United Kingdom)	95,545	1,285,080
Cummins, Inc.	2,550	428,833
GATX Corp.	8,930	615,634
Jacobs Engineering Group, Inc.	6,195	378,267
JetBlue Airways Corp.*	34,585	728,014
KBR, Inc.	68,350	1,034,819
Knight-Swift Transportation Holdings, Inc.	24,860	1,197,258
Terex Corp.	41,710	1,731,799
Trinity Industries, Inc.	21,325	696,048
Triton International, Ltd. (Bermuda)	34,375	980,375
United Rentals, Inc.*	1,595	279,269
Total Industrials		9,355,396
Information Technology - 8.3%
Lam Research Corp.	4,152	796,603
Leidos Holdings, Inc.	11,095	702,425
Micron Technology, Inc.*	8,590	419,278
Microsemi Corp.*	20,135	1,306,762
NetApp, Inc.	5,759	348,707
Orbotech, Ltd. (Israel)*	8,670	476,503
Synopsys, Inc.*	5,575	472,035
Teradyne, Inc.	8,225	373,415
Twitter, Inc. *	14,135	450,341
Verint Systems, Inc.*	16,840	655,076
Western Digital Corp.	9,280	807,731
Total Information Technology		6,808,876

The accompanying notes are an integral part of these financial statements.

AMG Systematic Mid Cap Value Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 8.5%
Alcoa Corp.*	15,090	$678,597
Avery Dennison Corp.	2,365	279,425
Commercial Metals Co.	48,350	1,174,905
Hudbay Minerals, Inc. (Canada)	35,475	273,158
Huntsman Corp.	37,650	1,214,966
The Mosaic Co.	24,395	642,076
Newmont Mining Corp.	14,145	540,339
Venator Materials PLC (United Kingdom)*	45,995	880,344
WestRock Co.	18,520	1,217,875
Total Materials		6,901,685
Real Estate - 10.7%
CBRE Group, Inc., Class A*	19,823	926,725
Digital Realty Trust, Inc., REIT	8,819	887,544
EPR Properties, REIT	9,655	556,418
Gaming and Leisure Properties, Inc., REIT	26,560	883,386
Host Hotels & Resorts, Inc., REIT	43,620	809,587
Liberty Property Trust, REIT	43,190	1,695,639
Medical Properties Trust, Inc., REIT	110,130	1,350,194
Piedmont Office Realty Trust, Inc., Class A, REIT	55,260	992,470
SL Green Realty Corp., REIT	6,350	615,442
Total Real Estate		8,717,405
Utilities - 7.1%
Entergy Corp.	28,190	2,137,366

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $54,135 or 0.1% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Shares	Value
Exelon Corp.	29,671	$1,099,014
Public Service Enterprise Group, Inc.	28,520	1,381,224
Vistra Energy Corp.*	61,935	1,173,668
Total Utilities		5,791,272
Total Common Stocks (Cost $73,358,373)		80,103,067

	Principal Amount
Short-Term Investments - 1.2%
Joint Repurchase Agreements - 0.1%[2]
Nomura Securities International, Inc., dated 02/28/18, due 03/01/18, 1.380% total to be received $59,010 (collateralized by various U.S. Government Agency Obligations, 0.000% -4.375%, 03/01/18 - 09/09/49, totaling $60,188)	$59,008	59,008

	Shares
Other Investment Companies - 1.1%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.26%[3]	885,758	885,758
Total Short-Term Investments (Cost $944,766)		944,766
Total Investments - 99.6% (Cost $74,303,139)		81,047,833
Other Assets, less Liabilities - 0.4%		376,182
Net Assets - 100.0%		$81,424,015

[3]	Yield shown represents the February 28, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG Systematic Mid Cap Value Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of February 28, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$80,103,067	—	—	$80,103,067
Short-Term Investments
Joint Repurchase Agreements	—	$59,008	—	59,008
Other Investment Companies	885,758	—	—	885,758

Total Investments in Securities	$80,988,825	$59,008	—	$81,047,833

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of February 28, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
February 28, 2018

AMG Systematic Mid Cap Value Fund
Assets:
Investments at Value* (including securities on loan valued at $54,135)	$81,047,833
Receivable for investments sold	1,706,343
Dividend, interest and other receivables	121,408
Receivable for Fund shares sold	126,145
Prepaid expenses	17,883
Total assets	83,019,612
Liabilities:
Payable upon return of securities loaned	59,008
Payable for investments purchased	1,183,349
Payable for Fund shares repurchased	180,445
Accrued expenses:
Investment advisory and management fees	69,641
Administrative fees	9,573
Distribution fees	1,679
Professional fees	31,320
Trustee fees and expenses	1,070
Other	59,512
Total liabilities	1,595,597
Net Assets	$81,424,015
* Investments at cost	$74,303,139

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

AMG Systematic Mid Cap Value Fund
Net Assets Represent:
Paid-in capital	$93,284,343
Distribution in excess of net investment income	(40,253)
Accumulated net realized loss from investments	(18,564,769)
Net unrealized appreciation on investments	6,744,694
Net Assets	$81,424,015

Class N:
Net Assets	$8,554,318
Shares outstanding	560,564
Net asset value, offering and redemption price per share	$15.26
Class I:
Net Assets	$72,869,697
Shares outstanding	4,777,959
Net asset value, offering and redemption price per share	$15.25

The accompanying notes are an integral part of these financial statements.

Statement of Operations
For the fiscal year ended February 28, 2018

AMG Systematic Mid Cap Value Fund
Investment Income:
Dividend income	$1,339,735
Securities lending income	8,510
Foreign withholding tax	(2,473)
Total investment income	1,345,772
Expenses:
Investment advisory and management fees	543,615
Administrative fees	135,904
Distribution fees - Class N	29,348
Shareholder servicing fees - Class S1	111
Registration fees	54,467
Professional fees	49,550
Reports to shareholders	48,905
Custodian fees	19,803
Transfer agent fees	4,365
Trustee fees and expenses	4,180
Miscellaneous	5,097
Total expenses before offsets	895,345
Expense reimbursements	(76,670)
Expense reductions	(30,247)
Net expenses	788,428
Net investment income	557,344
Net Realized and Unrealized Gain:
Net realized gain on investments	12,821,118
Net change in unrealized appreciation/depreciation on investments	(4,636,521)
Net realized and unrealized gain	8,184,597
Net increase in net assets resulting from operations	$8,741,941

[1]	Effective June 23, 2017, Class S shares were converted into Class I shares.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
For the fiscal years ended February 28,

	AMG Systematic Mid Cap Value Fund
	2018	2017[1]
Increase in Net Assets Resulting From Operations:
Net investment income	$557,344	$1,129,794
Net realized gain on investments	12,821,118	23,483,751
Net change in unrealized appreciation/depreciation on investments	(4,636,521)	17,113,533
Net increase in net assets resulting from operations	8,741,941	41,727,078
Distributions to Shareholders:
From net investment income:
Class N	(46,224)	(332,805)
Class S2	—	(36,087)
Class I	(746,075)	(2,217,934)
Total distributions to shareholders	(792,299)	(2,586,826)
Capital Share Transactions:[3]
Net decrease from capital share transactions	(38,003,268)	(100,558,857)
Total decrease in net assets	(30,053,626)	(61,418,605)
Net Assets:
Beginning of year	111,477,641	172,896,246
End of year	$81,424,015	$111,477,641
End of year distribution in excess of net investment income	$(40,253)	$(696,049)

[1]	Effective October 1, 2016, the Fund’s share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[2]	Effective June 23, 2017, Class S shares were converted into Class I shares.
[3]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Systematic Mid Cap Value Fund
Financial Highlights
For a share outstanding throughout each fiscal year

	For the fiscal years ended February 28/29,
Class N	2018	2017[1]	2016	2015	2014
Net Asset Value, Beginning of Year	$13.96	$10.66	$14.06	$14.12	$12.62
Income (loss) from Investment Operations:
Net investment income[2,3]	0.05	0.08 [4]	0.06 [4]	0.07 [5]	0.08 [6]
Net realized and unrealized gain (loss) on investments	1.33	3.50	(2.27)	0.76	2.98
Total income (loss) from investment operations	1.38	3.58	(2.21)	0.83	3.06
Less Distributions to Shareholders from:
Net investment income	(0.08)	(0.28)	(0.07)	(0.04)	(0.09)
Net realized gain on investments	—	—	(1.12)	(0.85)	(1.47)
Total distributions to shareholders	(0.08)	(0.28)	(1.19)	(0.89)	(1.56)
Net Asset Value, End of Year	$15.26	$13.96	$10.66	$14.06	$14.12
Total Return[3,7]	9.87%	33.55%	(16.54)%	6.04%	24.38%
Ratio of net expenses to average net assets[8]	1.09%	1.09%	1.06%	0.98%	1.07%[9]
Ratio of gross expenses to average net assets[10]	1.21%	1.16%	1.08%	1.06%	1.08%[9]
Ratio of net investment income to average net assets[3]	0.35%	0.66%	0.45%	0.47%	0.58%[9]
Portfolio turnover	101%	146%	122%	128%	153%
Net assets end of year (000’s) omitted	$8,554	$15,875	$22,190	$37,559	$52,464

AMG Systematic Mid Cap Value Fund
Financial Highlights
For a share outstanding throughout each fiscal year

	For the fiscal years ended February 28/29,
Class I	2018[11]	2017[1]	2016	2015	2014
Net Asset Value, Beginning of Year	$13.97	$10.67	$14.08	$14.17	$12.66
Income (loss) from Investment Operations:
Net investment income[2,3]	0.09	0.11 [4]	0.09 [4]	0.11 [5]	0.12 [6]
Net realized and unrealized gain (loss) on investments	1.33	3.51	(2.26)	0.77	2.99
Total income (loss) from investment operations	1.42	3.62	(2.17)	0.88	3.11
Less Distributions to Shareholders from:
Net investment income	(0.14)	(0.32)	(0.11)	(0.11)	(0.12)
Net realized gain on investments	—	—	(1.13)	(0.86)	(1.48)
Total distributions to shareholders	(0.14)	(0.32)	(1.24)	(0.97)	(1.60)
Net Asset Value, End of Year	$15.25	$13.97	$10.67	$14.08	$14.17
Total Return[3,7]	10.17%	33.91%	(16.30)%	6.33%	24.69%
Ratio of net expenses to average net assets[8]	0.84%	0.84%	0.81%	0.73%	0.82%[9]
Ratio of gross expenses to average net assets[10]	0.96%	0.91%	0.82%	0.81%	0.83%[9]
Ratio of net investment income to average net assets[3]	0.66%	0.87%	0.68%	0.78%	0.83%[9]
Portfolio turnover	101%	146%	122%	128%	153%
Net assets end of year (000’s) omitted	$72,870	$93,920	$149,018	$625,712	$571,910

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.04, and $0.07 for Class N and Class I, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07 and $0.12 for Class N and Class I, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07 and $0.11 for Class N and Class I, respectively.
[7]	The total return is calculated using the published Net Asset Value as of fiscal year end.
[8]	Includes reduction from broker recapture amounting to 0.03%, 0.03%, 0.01%, 0.08% and 0.01% for the fiscal years ended 2018, 2017, 2016, 2015, and 2014, respectively.
[9]	Includes non-routine extraordinary expenses amounting to 0.014% and 0.014% of average net assets for Class N and Class I, respectively.
[10]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)
[11]	Effective June 23, 2017, Class S shares were converted to Class I shares.

Notes to Financial Statements
February 28, 2018

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is the AMG Systematic Mid Cap Value Fund (the “Fund”).

The Fund offers different classes of shares, which effective October 1, 2016, were renamed. The Fund previously offered Investor Class shares, Service Class shares, and Institutional Class shares which were renamed to Class N, Class S, and Class I, respectively. Effective June 23, 2017, Class S shares were converted to Class I shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities, including Exchange Traded Funds (ETF), traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Notes to Financial Statements (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the fiscal year ended February 28, 2018, the impact on the expense ratios was $30,247 or 0.03%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to an investment in partnerships. Temporary differences are primarily due to wash sales and an investment in partnerships.

The tax character of distributions paid during the fiscal years ended February 28, 2018 and February 28, 2017 were as follows:

Distributions paid from:	2018	2017
Ordinary income	$792,299	$2,586,826
Short-term capital gains	—	—
Long-term capital gains	—	—

	$792,299	$2,586,826

As of February 28, 2018, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

Capital loss carryforward	$14,698,101
Undistributed ordinary income	—
Undistributed short-term capital gains	—
Undistributed long-term capital gains	—
Late-year loss deferral	—

At February 28, 2018, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Cost	Appreciation	Depreciation	Net
$78,210,060	$9,914,399	$(7,076,626)	$2,837,773

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of February 28, 2018, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Notes to Financial Statements (continued)

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of February 28, 2018, the Fund had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, for an unlimited time period.

Capital Loss Carryover Amounts
Short-Term	Long-Term	Total
$13,195,733	$1,502,368	$14,698,101

For the fiscal year ended February 28, 2018, the Fund utilized capital loss carryovers in the amount of:

Capital Loss Carryover Utilized
Short-Term	Long-Term
$6,449,599	$4,291,465

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the fiscal years ended February 28, 2018 and February 28, 2017, the capital stock transactions by class for the Fund were as follows:

	February 28, 2018		February 28, 2017
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	109,515	$1,561,225	234,457	$2,972,322
Reinvestment of distributions	2,891	45,363	23,283	323,914
Cost of shares repurchased	(689,167)	(9,718,133)	(1,202,669)	(14,874,771)

Net decrease	(576,761)	$(8,111,545)	(944,929)	$(11,578,535)

Class S:[1]
Proceeds from sale of shares	5,265	$73,055	11,819	$148,971
Reinvestment of distributions	—	—	2,525	35,143
Cost of shares repurchased	(89,206)	(1,218,096)	(52,201)	(631,160)
Share Conversion	(36,667)	(503,433)	—	—

Net decrease	(120,608)	$(1,648,474)	(37,857)	$(447,046)

Class I:
Proceeds from sale of shares	713,179	$10,116,082	923,201	$11,556,916
Reinvestment of distributions	47,490	744,167	158,529	2,208,079
Cost of shares repurchased	(2,741,327)	(39,606,931)	(8,325,880)	(102,298,271)
Share Conversion	36,613	503,433	—	—

Net decrease	(1,944,045)	$(28,243,249)	(7,244,150)	$(88,533,276)

[1]	Effective June 23, 2017, Class S shares were converted to Class I shares.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party repurchase agreements for temporary cash management purposes and third-party joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

Notes to Financial Statements (continued)

At February 28, 2018, the market value of Repurchase Agreements outstanding was $59,008.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisers for the Fund (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Systematic Financial Management L.P. (“Systematic”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Systematic.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. Effective October 1, 2016, the Fund paid an investment management fee at the annual rate of 0.60% of the average daily net assets of the Fund. Prior to October 1, 2016, the annual rate for the investment management fee was 0.75% of the Fund’s average daily net assets.

The Investment Manager has contractually agreed, through at least July 1, 2018, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of the Fund to 0.87% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from the Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At February 28, 2018, the Fund’s expiration of recoupment is as follows:

Expiration Period
Less than 1 year	$17,660
Within 2 years	49,513
Within 3 years	76,670

Total Amount Subject to Recoupment	$143,843

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the

Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

Prior to June 23, 2017, for Class S shares, the Board had approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. Class S shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class S shares’ average daily net assets as shown in the table below.

The impact on the expense ratio for the year ended February 28, 2018, was as follows:

	Maximum Annual	Actual
	Amount	Amount
	Approved	Incurred
Class S	0.10%	0.01%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the

Notes to Financial Statements (continued)

Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the fiscal year ended February 28, 2018, the Fund borrowed a maximum of $6,200,680 for six days paying interest of $975. The interest expense amount is included in the Statement of Operations as miscellaneous expense. At February 28, 2018, the Fund had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the fiscal year ended February 28, 2018, were $90,776,562 and $127,334,201, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the fiscal year ended February 28, 2018.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of the securities loaned on positions held and cash collateral received at February 28, 2018 was $54,135 and $59,008, respectively.

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of February 28, 2018:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Nomura Securities International, Inc.	$59,008	$59,008	—	—

7. REGULATORY UPDATES

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X, which sets forth the form and content of financial statements. Effective August 1, 2017, the Fund has adopted these amendments and noted no significant impact on the financial statements and accompanying notes.

8. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements, which require an additional disclosure in or adjustment of the Fund’s financial statements.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF AMG FUNDS AND SHAREHOLDERS OF AMG SYSTEMATIC MID CAP VALUE FUND

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AMG Systematic Mid Cap Value Fund (one of the funds constituting AMG Funds, referred to hereafter as the “Fund”) as of February 28, 2018, the related statement of operations for the year ended February 28, 2018, the statements of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2018 and the financial highlights for each of the five years in the period ended February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 27, 2018

We have served as the auditor of one or more investment companies in AMG Funds Family since 1993.

Other Information

TAX INFORMATION

The AMG Systematic Mid Cap Value Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2018 Form 1099-DIV you receive for the Fund will show the tax status of all distributions paid to you during the year.

Pursuant to section 852 of the Internal Revenue Code, AMG Systematic Mid Cap Value Fund hereby designates $0 as a capital gain distribution with respect to the taxable year ended February 28, 2018, or if subsequently determined to be different, the net capital gains of such fiscal year.

AMG Funds
Trustees and Officers

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and ages are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Funds. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds’ performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. The Chairman of the Trustees, President, Treasurer and Secretary of the Trust are elected by the Trustees annually. Other officers hold office at the pleasure of the Trustees.

Independent Trustees

The following Trustees are not “interested persons” of the Trust within the meaning of the 1940 Act:

Number of Funds Overseen in Fund Complex	Name, Age, Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
• Trustee since 2012	Bruce B. Bingham, 69
• Oversees 61 Funds in Fund Complex	Partner, Hamilton Partners (real estate development firm) (1987-Present); Director of The Yacktman Funds (2000-2012).

• Trustee since 1999	Edward J. Kaier, 72
• Oversees 61 Funds in Fund Complex	Attorney at Law and Partner, Teeters Harvey Marrone & Kaier LLP (2007-Present); Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-2007); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio).

• Trustee since 2013	Kurt A. Keilhacker, 54
• Oversees 63 Funds in Fund Complex	Managing Partner, TechFund Capital (1997-Present); Managing Partner, TechFund Europe (2000-Present); Board Member, 6wind SA, (2002-Present); Managing Partner, Elementum Ventures (2013-Present); Director, MetricStory, Inc. (2017-Present); Trustee, Gordon College (2001-2016).

• Trustee since 2000	Steven J. Paggioli, 68
• Oversees 61 Funds in Fund Complex	Independent Consultant (2002-Present); Trustee, Professionally Managed Portfolios (32 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Chase Investment Counsel (2008–Present); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001).

• Trustee since 2013	Richard F. Powers III, 72
• Oversees 61 Funds in Fund Complex	Adjunct Professor, U.S. Naval War College (2016-Present); Adjunct Professor, Boston College (2010-2013); President and CEO of Van Kampen Investments Inc. (1998-2003).

• Independent Chairman	Eric Rakowski, 59
• Trustee since 2000 • Oversees 63 Funds in Fund Complex	Professor of Law, University of California at Berkeley School of Law - Boalt Hall (1990-Present); Director of Harding, Loevner Funds, Inc. (9 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio).

• Trustee since 2013	Victoria L. Sassine, 52
• Oversees 63 Funds in Fund Complex	Adjunct Professor, Babson College (2007 – Present).

• Trustee since 2004	Thomas R. Schneeweis, 70
• Oversees 61 Funds in Fund Complex	Professor Emeritus, University of Massachusetts (2013-Present); Partner, S Capital Wealth Advisors (2015-Present); President, TRS Associates (1982-Present); Board Member, Chartered Alternative Investment Association (“CAIA”) (2002-Present); Director, CAIA Foundation (Education) (2010-Present); Director, Institute for GlobalAsset and Risk Management (Education) (2010-Present); Partner, S Capital Management, LLC (2007-2015); Director, CISDM at the University of Massachusetts, (1996-2013); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-2013); Professor of Finance, University of Massachusetts (1977-2013).

AMG Fund
Trustees and Officers (continued)

Interested Trustees

Each Trustee in the following table is an “interested person” of the Trust within the meaning of the 1940 Act. Ms. Carsman is an interested person of the Trust within the meaning of the 1940 Act by virtue of her position with, and interest in securities of, AMG.

Number of Funds Overseen in Fund Complex	Name, Age, Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
• Trustee since 2011 • Oversees 63 Funds in Fund Complex

Christine C. Carsman, 66

Executive Vice President, Deputy General Counsel and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2017-Present); Director (2010-Present) and Chair of the Board of Directors (2015-Present), AMG Funds plc; Director of Harding, Loevner Funds, Inc. (9 portfolios); Senior Vice President and Deputy General Counsel, Affiliated Managers Group, Inc. (2011-2016); Senior Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2007-2011); Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-2007); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2004-2011); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004).

Officers
Position(s) Held with Fund and Length of Time Served	Name, Age, Principal Occupation(s) During Past 5 Years
• President since 2018 • Principal Executive Officer since 2018 • Chief Executive Officer since 2018 • Chief Operating Officer since 2007

Keitha L. Kinne, 59

Chief Operating Officer, AMG Funds LLC (2007-Present); Chief Investment Officer, AMG Funds LLC (2008-Present); President and Principal, AMG Distributors, Inc. (2018-Present); Chief Operating Officer, AMG Distributors, Inc. (2007-Present); President, Chief Executive Officer and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2018-Present); Chief Operating Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2007-Present); Chief Operating Officer, AMG Funds IV (2016-Present); Chief Operating Officer and Chief Investment Officer, Aston Asset Management, LLC (2016); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2012-2014); Managing Partner, AMG Funds LLC (2007-2014); President and Principal, AMG Distributors, Inc. (2012-2014); Managing Director, Legg Mason & Co., LLC (2006-2007); Managing Director, Citigroup Asset Management (2004-2006).

• Secretary since 2015 • Chief Legal Officer since 2015

Mark J. Duggan, 53

Senior Vice President and Senior Counsel, AMG Funds LLC (2015-Present); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III and AMG Funds IV (2015-Present); Attorney, K&L Gates, LLP (2009-2015).

• Chief Financial Officer since 2017 • Treasurer since 2017 • Principal Financial Officer since 2017 • Principal Accounting Officer since 2017

Thomas G. Disbrow, 52

Vice President, Mutual Fund Treasurer & CFO, AMG Funds, AMG Funds LLC (2017-Present); Chief Financial Officer, Principal Financial Officer, Treasurer and Principal Accounting Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2017-Present); Managing Director - Global Head of Traditional Funds Product Control, UBS Asset Management (Americas), Inc. (2015-2017); Managing Director - Head of North American Funds Treasury, UBS Asset Management (Americas), Inc. (2011-2015).

• Chief Compliance Officer since 2016

Gerald F. Dillenburg, 51

Vice President, Chief Compliance Officer AMG Funds, AMG Funds LLC (2017-Present); Chief Compliance Officer AMG Funds, AMG Funds LLC (2016-2017); Chief Compliance Officer and Sarbanes-Oxley Code of Ethics Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Chief Compliance Officer, AMG Funds IV (1996-Present); Sarbanes-Oxley Code of Ethics Compliance Officer, AMG Funds IV (2016-Present); Chief Compliance Officer, Aston Asset Management, LLC (2006-2016); Chief Operating Officer, Aston Funds (2003-2016); Secretary, Aston Funds (1996-2015); Chief Financial Officer, Aston Funds (1997-2010); Chief Financial Officer, Aston Asset Management, LLC (2006-2010); Treasurer, Aston Funds (1996-2010).

• Deputy Treasurer since 2017

John A. Starace, 47

Director, Mutual Fund Accounting, AMG Funds LLC (2017-Present); Vice President, Deputy Treasurer of Mutual Funds Services, AMG Funds LLC (2014-2017); Deputy Treasurer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2017-Present); Vice President, Citi Hedge Fund Services (2010-2014); Audit Senior Manager (2005-2010) and Audit Manager (2001-2005), Deloitte & Touche LLP.

• Controller since 2017

Christopher R. Townsend, 50

Vice President, Business Finance, AMG Funds LLC (2017-Present); Head of Business Finance, AMG Funds LLC (2015-2017); Chief Financial Officer and Financial and Operations Principal, AMG Distributors, Inc. (2016-Present); Controller, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2017-Present); Treasurer, Chief Financial Officer, Principal Financial Officer, Principal Accounting Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2017); Chief Financial Officer, Aston Asset Management LLC (2016); Head of Finance and Accounting, Allianz Asset Management (2006-2015).

AMG Fund
Trustees and Officers (continued)

Position(s) Held with Fund and Length of Time Served	Name, Age, Principal Occupation(s) During Past 5 Years
• Anti-Money Laundering Compliance Officer since 2014

Patrick J. Spellman, 44

Vice President, Chief Compliance Officer, AMG Funds LLC (2017-Present); Senior Vice President, Chief Compliance Officer, AMG Funds LLC (2011-2017); Chief Compliance Officer, AMG Distributors, Inc., (2010-Present); Anti-Money Laundering Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); Anti-Money Laundering Officer, AMG Funds IV, (2016-Present); Compliance Manager, Legal and Compliance, Affiliated Managers Group, Inc. (2005-2011).

• Assistant Secretary since 2016

Maureen A. Meredith, 32

Director, Counsel, AMG Funds LLC (2017-Present); Vice President, Counsel, AMG Funds LLC (2015-2017); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2016-Present); Associate, Ropes & Gray LLP (2011-2015); Law Fellow, Massachusetts Appleseed Center for Law and Justice (2010-2011).

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INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

SUBADVISER

Systematic Financial Management, L.P.

300 Frank W. Burr Blvd.

Glenpointe East, 7th Floor

Teaneck, NJ 07666

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com	29

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

amgfunds.com	022818	AR004

Item 2.	CODE OF ETHICS

Registrant has adopted a Code of Ethics. See attached Exhibit 13(a)(1).

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Registrant’s Board of Trustees has determined that independent Trustee Mr. Steven J. Paggioli qualifies as an Audit Committee Financial Expert. Mr. Paggioli is “independent” as such term is defined in Form N-CSR.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)	Audit Fees

The aggregate fees billed by the Fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), to the Fund for the Fund’s two most recent fiscal years for professional services rendered for audits of annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements (“Audit Fees”) were as follows:

	Fiscal 2018	Fiscal 2017
AMG Systematic Mid Cap Value Fund	$29,984	$21,914

(b)	Audit-Related Fees

There were no fees billed by PwC to the Fund in its two recent fiscal years for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements, but are not reported as Audit Fees (“Audit-Related Fees”).

For the Fund’s two most recent fiscal years, there were no Audit-Related Fees billed by PwC for engagements related directly to the operations and financial reporting of one or more Funds by a Fund Service Provider. A Fund Service Provider is (a) any investment adviser to the Fund (not including any Subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or (b) any entity that provides ongoing services to the Fund and is controlling, controlled by or under common control with a Fund investment adviser described in (a).

(c)	Tax Fees

The aggregate fees billed by PwC to the Fund for the two most recent fiscal years for professional services rendered for tax compliance, tax advice, and tax planning (“Tax Fees”) were as follows:

	Fiscal 2018	Fiscal 2017
AMG Systematic Mid Cap Value Fund	$7,369	$7,369

For the Fund’s two most recent fiscal years, Tax Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Fund were $0 for fiscal 2018 and $0 for fiscal 2017, respectively.

The services for which Tax Fees were charged comprise all services performed by professional staff in PwC’s tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d)	All Other Fees

There were no other fees billed by PwC to the Fund for all other non-audit services (“Other Fees”) during the Fund’s two most recent fiscal years. During the same period, there were no Other Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Fund.

(e)(1) According to policies adopted by the Audit Committee, services provided by PwC to the Fund must be pre-approved by the Audit Committee. On an annual basis, the Audit Committee reviews and pre-approves various types of services that PwC may perform for the Fund without specific approval of each engagement, subject to specified budget limitations. As contemplated by the Sarbanes-Oxley Act of 2002 and related SEC rules, the Audit Committee also pre-approves non-audit services provided by PwC to any Fund Service Provider for any engagement that relates directly to the operations and financial reporting of the Fund. Any engagement that is not already pre-approved or that will exceed a pre-approved budget must be submitted to the Audit Committee for pre-approval. The Chairman of the Audit Committee is authorized on behalf of the Board of Trustees and the Audit Committee to approve the engagement of PwC to perform non-audit services subject to certain conditions, including notification to the Audit Committee of such pre-approval not later than the next meeting of the Audit Committee following the date of such pre-approval.

(e)(2) None.

(f) Not applicable.

(g) The aggregate fees billed by PwC in 2018 and 2017 for non-audit services rendered to the Funds and Fund Service Providers were $95,194 and $47,138, respectively. For the fiscal year ended February 28, 2018, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $87,825 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds. For the fiscal year ended February 28, 2017, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $32,400 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds.

(h) The Trust’s Audit Committee has considered whether the provision of non-audit services by registrant’s independent registered public accounting firm to the registrant’s investment advisor, and any entity controlling, controlled, or under common control with the investment advisor that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant) was compatible with maintaining the independence of the independent registered public accounting firm.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the internal control over financial reporting.

Item 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Any Code of Ethics or amendments hereto. Filed herewith.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	May 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	May 4, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	May 4, 2018